Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 13,384	$ 12,710	$ 6,915	$ 26,094	$ 13,246